UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           June 30, 2005

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL             August 12, 2005
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          23
Form 13F Information Table Value Total:    $ 242019
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
ALTRIA GROUP INC              COMM             02209S103     13451    208024 SH        SOLE                   208024
AMERICAN GREETINGS CORP CL A  COMM             026375105     12632    476676 SH        SOLE                   476676
APACHE CORP                   COMM             037411105     13361    206829 SH        SOLE                   206829
BLACK & DECKER CORP           COMM             091797100     14574    162208 SH        SOLE                   162208
BRUNSWICK CORP                COMM             117043109      8444    194933 SH        SOLE                   194933
CLOROX CO                     COMM             189054109     11147    200047 SH        SOLE                   200047
COOPER INDUSTRIES INC-W/RTS T COMM             G24182100     10026    156908 SH        SOLE                   156908
ELECTRONIC DATA SYSTEMS CORP  COMM             285661104      8060    418719 SH        SOLE                   418719
FORTUNE BRANDS INC            COMM             349631101     12520    140993 SH        SOLE                   140993
JOY GLOBAL INC                COMM             481165108     10473    311789 SH        SOLE                   311789
KROGER CO                     COMM             501044101      2272    119409 SH        SOLE                   119409
MASCO CORP                    COMM             574599106      9933    312737 SH        SOLE                   312737
MATTEL INC                    COMM             577081102     10616    580099 SH        SOLE                   580099
MAYTAG CORP                   COMM             578592107      9112    581886 SH        SOLE                   581886
MERCK & CO INC                COMM             589331107     11031    358155 SH        SOLE                   358155
NEWELL RUBBERMAID INC         COMM             651229106      7978    334629 SH        SOLE                   334629
NORFOLK SOUTHERN CORP         COMM             655844108     11958    386226 SH        SOLE                   386226
PACIFICARE HEALTH SYSTEMS INC COMM             695112102     14809    207260 SH        SOLE                   207260
PFIZER INC                    COMM             717081103     12604    457012 SH        SOLE                   457012
PHELPS DODGE CORP             COMM             717265102     12729    137613 SH        SOLE                   137613
POLYONE CORP                  COMM             73179P106      3858    582754 SH        SOLE                   582754
TRINITY INDS INC              COMM             896522109     12264    382888 SH        SOLE                   382888
TYCO INTERNATIONAL LTD NEW    COMM             902124106      8166    279661 SH        SOLE                   279661